COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	The Company leases office facilities and motor vehicles under operating leases, which expire on various dates, the latest of which expired on July 31, 2017.

Future minimum lease commitments under non-cancelable operating lease agreements as of June 30, 2017 are as follows:

Six months ending December 31,	Operating leases

2017	$2

Total	$2

The Company leases motor vehicles under cancelable lease agreements. The Company has an option to be released from this lease agreement, which may result in penalties in a maximum amount of approximately $5.

Rent and related expenses were $13 and $15 for the six months and $7 and $7 for the three months ended June 30, 2017 and 2016, respectively.

Motor vehicle leases and related expenses were $9 and $5 for the six months and $4 and $3 for the three months ended June 30, 2017 and 2016, respectively.

b.	Royalties to the Office of the Chief Scientist ("the OCS"):

Under the Company's subsidiary research and development agreements with the OCS and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3-3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the OCS research and development grants received, linked to the dollar including accrued interest at the LIBOR rate. The Company is obligated to repay the Israeli Government for the grants received only to the extent that there are sales of the funded products.

As of June 30, 2017, there are no sales from the funded project and the Company has a contingent obligation to pay royalties in the principal amount of approximately $ 492. In addition, the OCS may impose certain conditions on any arrangement under which it permits the Company to transfer technology or development out of Israel.

NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	The Company leases office facilities and motor vehicles under operating leases, which expire on various dates, the latest of which is 2017.

Future minimum lease commitments under non-cancelable operating lease agreements as of December 31, 2016 are as follows:

Year ended December 31,	Operating leases

2017	$15

Total	$15

The Company leases motor vehicles under cancelable lease agreements. The Company has an option to be released from this lease agreement, which may result in penalties in a maximum amount of approximately $5.

Rent and related expenses were $30 and $31 for the years ended December 31, 2016 and 2015, respectively.

Motor vehicle leases, and related expenses were $17 and $13 for the years ended December 31, 2016 and 2015, respectively.

b.	Royalties to the Office of the Chief Scientist ("the OCS"):

Under the Company's subsidiary research and development agreements with the OCS and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3-3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the OCS research and development grants received, linked to the dollar including accrued interest at the LIBOR rate. The Company is obligated to repay the Israeli Government for the grants received only to the extent that there are sales of the funded products. As of December 31, 2016 there are no sales from the funded projects.

As of December 31, 2016, the Company has a contingent obligation to pay royalties in the principal amount of approximately $  480. In addition, the OCS may impose certain conditions on any arrangement under which it permits the Company to transfer technology or development out of Israel.